Registration No. 2-94157/811-04146

As filed with the Securities and Exchange Commission on May 18, 2018

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

_________________________

FORM N-1A

REGISTRATION STATEMENT

under

THE SECURITIES ACT OF 1933

POST-EFFECTIVE AMENDMENT NO. 118

and

THE INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO.  119

_________________________

JOHN HANCOCK VARIABLE INSURANCE TRUST

(Exact Name of Registrant as Specified in Charter)

601 Congress Street

Boston, Massachusetts 02210

(Address of Principal Executive Offices)

(617) 663-3000

_________________________

Christopher Sechler

Assistant Secretary

John Hancock Variable Insurance Trust

601 Congress Street

Boston, Massachusetts  02210

(Name and Address of Agent for Service)

Copies to:

Mark P. Goshko, Esq.

K & L Gates LLP

One Lincoln Street

Boston, Massachusetts 02111-2950

_________________________

TITLE OF SECURITIES BEING REGISTERED: Shares of beneficial interest ($0.00 par value) of the Registrant.

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING: As soon as practicable after the effective date of this Registration Statement.

It is proposed that this filing will become effective:

☒	immediately upon filing pursuant to paragraph (b)
☐	on (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(2)
☐	75 days after filing pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

TABLE OF CONTENTS

SIGNATURES

Exhibit Index

EX-101 INSTANCE DOCUMENT

EX-101 SCHEMA DOCUMENT

EX-101 CALCULATION LINKBASE DOCUMENT

EX-101 DEFINITION LINKBASE DOCUMENT

EX-101 LABELS LINKBASE DOCUMENT

EX-101 PRESENTATION LINKBASE DOCUMENT

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston and the Commonwealth of Massachusetts, on this 18th day of May 2018.

JOHN HANCOCK VARIABLE INSURANCE TRUST

By:	/s/ Andrew G. Arnott
Andrew G. Arnott President and Trustee

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date(s) indicated.

SIGNATURE	TITLE	DATE

/s/ Andrew G. Arnott	President and Trustee	May 18, 2018
Andrew G. Arnott	(Chief Executive Officer)

/s/ Charles A. Rizzo	Chief Financial Officer	May 18, 2018
Charles A. Rizzo	(Principal Financial Officer and Principal Accounting Officer)

/s/ Charles L. Bardelis *	Trustee	May 18, 2018
Charles L. Bardelis

/s/ James R. Boyle *	Trustee	May 18, 2018
James R. Boyle

/s/ Peter S. Burgess *	Trustee	May 18, 2018
Peter S. Burgess

/s/ William H. Cunningham *	Trustee	May 18, 2018
William H. Cunningham

/s/ Grace K. Fey *	Trustee	May 18, 2018
Grace K. Fey

/s/ Theron S. Hoffman *	Trustee	May 18, 2018
Theron S. Hoffman

/s/ Deborah C. Jackson*	Trustee	May 18, 2018
Deborah C. Jackson

/s/ Hassell H. McClellan *	Trustee	May 18, 2018
Hassell H. McClellan

/s/ James M. Oates *	Trustee	May 18, 2018
James M. Oates

/s/ Steven R. Pruchansky *	Trustee	May 18, 2018
Steven R. Pruchansky

/s/ Gregory A. Russo *	Trustee	May 18, 2018
Gregory A. Russo

/s/ Warren A. Thomson *	Trustee	May 18, 2018
Warren A. Thomson

*By:	Power of Attorney

/s/ Harsha Pulluru
Harsha Pulluru Attorney-In-Fact

*Pursuant to Power of Attorney previously filed with Post-Effective Amendment No. 117 to the Trust’s Registration Statement on April 26, 2018

Exhibit Index

EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase Document
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase Document
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase Document
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase Document